Note 4 - Inventory and Work in Process	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

NOTE 4. INVENTORY AND WORK IN PROCESS

The inventory amounts included in the consolidated balance sheets as of December 31, 2014 and 2015 comprised of:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2014	2015	2015
Work in process	¥16,794,736	¥17,374,889	$2,682,221
Purchased hardware and software held for resale	2,121,550	2,236,862	345,312
Inventory provision	(4,356,091)	(4,240,846)	(654,674)
Total inventories, net	¥14,560,195	¥15,370,905	$2,372,859

The movement of inventory provision related to loss making contracts during the years was as follows:

	Chinese Yuan (Renminbi)			U.S. Dollars
	December 31,			December 31,
	2013	2014	2015	2015
Balance at the beginning of the year	¥2,467,133	¥3,415,570	¥4,356,091	$672,465
Current year additions	5,561,134	8,302,435	3,922,652	605,553
Current year written-off	(4,612,697)	(7,361,914)	(4,037,897)	(623,344)
Balance at the end of the year	¥3,415,570	¥4,356,091	¥4,240,846	$654,674